Consolidated Balance Sheets (Parentheticals) $ in Thousands	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Common Class A [Member]
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Common Stock, Votes Per Share	1	1
Common stock, authorized (in shares)	10,500,000	10,500,000
Common stock, issued (in shares)	3,191,100	3,191,100
Common stock, outstanding (in shares)	3,191,100	3,191,100
Common Class B [Member]
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Common Stock, Votes Per Share	10	10
Common stock, authorized (in shares)	1,000,000	1,000,000
Common stock, issued (in shares)	612,231	612,231
Common stock, outstanding (in shares)	612,231	612,231
Allowance for doubtful accounts | $	$ 235	$ 168